Average Annual Total Returns - Class ACIS [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 25, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.29%	12.90%	12.08%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.00%	11.42%	10.99%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.76%	14.49%	13.99%
Performance Inception Date	Aug. 02, 1999
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.23%	14.99%	13.81%
Performance Inception Date	Dec. 29, 2000
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.51%	16.14%	14.96%
Performance Inception Date	Dec. 29, 2000
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.53%	16.14%	14.96%
Performance Inception Date	May 15, 1991